Promissory and convertible promissory notes (Narrative) (Details) - USD ($)			12 Months Ended
	Jul. 02, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 05, 2021	Dec. 22, 2020
Accounts, Notes, Loans And Financing Receivable [Line Items]
Issuance of member units for cash, shares			8,044,700
Issuance of member units for cash, Value			$ 8,044,700
Asset backed preferred instrument			4,800,000		$ 1,000,000
Discounted promissory notes issued						$ 1,800,000
Promissory and convertible promissory notes [Member]
Accounts, Notes, Loans And Financing Receivable [Line Items]
Issued for cash			1,075,000
Asset backed preferred instrument			1,000,000
Number of units repaid for cash value			1,605,000
Number of units repaid for offset value			270,000
Discounted promissory notes issued				$ 1,800,000
Face value				5,425,000
Proceeds from notes				5,352,500
Aggregate principal amount		$ 2,300,000
Notes maturity, description		sixty days
Conversion rate		9.82
Outstanding notes			0
Officer [Member] | Promissory and convertible promissory notes [Member]
Accounts, Notes, Loans And Financing Receivable [Line Items]
Issued for cash			$ 75,000
Amortization discount				97,245
Virtue [Member] | Promissory and convertible promissory notes [Member]
Accounts, Notes, Loans And Financing Receivable [Line Items]
Face value				1,600,000
Finance expenses				229,227
Amortization discount				72,500
Director [Member] | Promissory and convertible promissory notes [Member]
Accounts, Notes, Loans And Financing Receivable [Line Items]
Amortization discount				32,000
Origination Member Units [Member]
Accounts, Notes, Loans And Financing Receivable [Line Items]
Issuance of member units for cash, shares			819,215
Issuance of member units for cash, Value			$ 8,044,700
Origination Member Units [Member] | Promissory and convertible promissory notes [Member]
Accounts, Notes, Loans And Financing Receivable [Line Items]
Issuance of member units for cash, shares	234,216		353,870
Issuance of member units for cash, Value			$ 3,475,000	$ 0
Origination Member Units [Member] | Officer [Member] | Promissory and convertible promissory notes [Member]
Accounts, Notes, Loans And Financing Receivable [Line Items]
Issuance of member units for cash, Value			$ 600,000
Top of range [Member] | Promissory and convertible promissory notes [Member]
Accounts, Notes, Loans And Financing Receivable [Line Items]
Interest rate				17.00%
Bottom of range [Member] | Promissory and convertible promissory notes [Member]
Accounts, Notes, Loans And Financing Receivable [Line Items]
Interest rate				15.00%